Deferred Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Revenue [Abstract]
Schedule of Deferred Revenue

Deferred revenue represents advance payments received from customers before all of the relevant criteria for revenue recognition are met.

	June 30, 2026	December 31, 2025
	(Unaudited)
Beginning balance	6,802	448,253
Customer advances	355,709	451,867
Related party advances	—	371,058
Recognized as revenues	(362,511)	(1,262,932)
Effect of exchange rate	—	(1,444)
Ending balance	$—	$6,802